FIXED INCOME SECURITIES (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Amortized Cost
Due in one year or less	$ 1,203,784
Due after one year through five years	9,689,469
Total	10,893,253
Estimated Fair Value
Due in one year or less	1,203,614
Due after one year through five years	9,651,522
Total	10,855,136
Impairment loss	0
Gains or losses on securities	$ 0